FINANCIAL ASSETS AND LIABILITIES - Loans, borrowings and debentures - Additional information (Detail) R$ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Sep. 29, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 BRL (R$)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Sep. 29, 2023 BRL (R$)	Sep. 15, 2023 BRL (R$)	Jun. 30, 2023 USD ($)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 BRL (R$)	Dec. 31, 2021 BRL (R$)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Minimum Period for Unconditional Right to Defer Settlement						1 year
Unused line of credit							R$ 3,052,287		R$ 2,102,756
Borrowings							52,987,216		56,904,654						R$ 45,659,037
Repayments of borrowings, classified as financing activities						R$ 8,054,763	R$ 15,278,378
Income tax and social contribution nominal rate						(34.00%)
Swap agreements (TRS) [member] | Banco Santander (Brasil) S.A. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount								$ 598,000	R$ 2,919,557
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate							7.20%	6.55%	6.55%
Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount											R$ 1,500,000
CLI [Member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted						R$ 31,931	R$ 44,813
Cosan Oito SA [Member]
Disclosure of detailed information about borrowings [line items]
Percentage Of Shares In Affiliate Investment						100.00%
Cosan Luxembourg S A [member] | Swap agreements (TRS) [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.50%									7.50%
Income tax and social contribution nominal rate	15.52%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate							13.65%	11.65%	11.65%
Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals						25
Estimated interest rate increase for non-compliance for fulfilment of environment goals						4.45%
Cosan Lubrificantes S.R.L [member] | CLI [Member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate						0.18%
Firstrate Banks [Member] | CLI [Member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate						3.90%
Senior Notes Due 2030 [Member] | Cosan Luxembourg S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 550,000	$ 550,000	R$ 2,668,380
Interest Rate												7.50%
Senior Notes Due 2030 [Member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.02%									8.02%
Aggregate principal amount	$ 300,000									R$ 1,491,000
Income tax and social contribution nominal rate	16.04%
Senior Notes Due 2029 [Member] | Cosan Luxembourg S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 598,687	R$ 2,919,557
Repayments of borrowings, classified as financing activities		$ 121,313	R$ 641,090	$ 30,000	R$ 164,250
Senior Notes Due 2029 [Member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate																5.50%	5.50%
Aggregate principal amount																$ 750,000	R$ 4,147,650
Secured | Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted						R$ 3,120,034	R$ 3,037,453
Secured | Rumo S.A. [member] | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate						0.70%